Subsequent Events (Details) $ / shares in Units, $ in Millions			1 Months Ended
	Aug. 07, 2025 shares	Jul. 07, 2025 shares	Aug. 07, 2025 USD ($) settlement shares	Aug. 06, 2025 $ / shares shares	Jul. 03, 2025 $ / shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Subsequent Event [Line Items]
Ordinary shares, par value (in USD per share) | $ / shares						$ 0.10	$ 0.10
Authorized shares (in shares)						315,000,000	315,000,000
Subsequent event
Subsequent Event [Line Items]
Issue of common shares (in shares)			50,000,000
Ordinary shares, par value (in USD per share) | $ / shares				$ 0.10
Increase of shares authorized (in shares)				50,000,000
Authorized shares (in shares)				365,000,000
Subsequent event | Public stock offering
Subsequent Event [Line Items]
Number of shares sold in transaction (in shares)			50,000,000
Sale of stock, price (in USD per share) | $ / shares					$ 2.05
Proceeds from share issuance, net of issuance cost | $			$ 102.5
Number of settlements | settlement			2
Subsequent event | Public offering, first settlement
Subsequent Event [Line Items]
Number of shares sold in transaction (in shares)		30,000,000
Subsequent event | Public offering, final settlement
Subsequent Event [Line Items]
Number of shares sold in transaction (in shares)	20,000,000